Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 3,542	$ 1,620	$ 5,494
Prepaid expenses and other current assets	(3,843)	(2,815)	745
Accounts payable	274	(2,053)	2,791
Accrued liabilities and other long-term liabilities	13,958	2,449	(1,572)
Unearned revenue and long-term unearned revenue	4,234	(1,456)	(3,218)
Advances to and from affiliates	2,183	(913)	(9,699)
Other operating assets and liabilities	(1,130)	772	(4,402)
Total	$ 19,218	$ (2,396)	$ (9,861)